Summary of Significant Accounting Policies - Schedule of Plant and Equipment Estimated Useful Lives (Details)	6 Months Ended	12 Months Ended
	Dec. 31, 2017	Jun. 30, 2017
Furniture and Fittings [Member]
Plant and equipment estimated useful lives	10 years	10 years
Office Equipment [Member]
Plant and equipment estimated useful lives	10 years	10 years
Motor Vehicle [Member]
Plant and equipment estimated useful lives	10 years	10 years
Computer [Member]
Plant and equipment estimated useful lives	10 years	10 years